Investment in finance leases, net - Components of the Net Investment in Finance and Sales-type Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Future minimum lease payments to be received, net	$ 1,156,693	$ 1,299,724
Estimated residual values of leased flight equipment	597,184	630,538
Less: Unearned income	(490,502)	(551,165)
Less: Allowance for credit losses (Note 27)	(8,924)	(23,025)
Investment in finance leases, net	$ 1,254,451	$ 1,356,072